KEMPER HIGH YIELD FUND
                   KEMPER INCOME AND CAPITAL PRESERVATION FUND
                     KEMPER SHORT-TERM U.S. GOVERNMENT FUND
                          KEMPER STRATEGIC INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                            KEMPER U.S. MORTGAGE FUND
                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                 JANUARY 1, 2000

                           --------------------------


KEMPER HIGH YIELD FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to September 30, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period January 26, 1978 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER HIGH YIELD FUND -- AS OF SEPTEMBER 30, 1999*

AVERAGE ANNUAL                           Class A                 Class B                  Class C
TOTAL RETURNS                             Shares                  Shares                  Shares
-------------                             ------                  ------                  ------

Life of Fund (+)                          10.84%                    --                      --
Life of Fund (++)                           --                    7.05%                    7.27%
Ten Years                                  9.30%                  8.86%                    8.91%
Five Years                                 7.63%                  7.54%                    7.72%
One Year                                  -0.55%                  0.44%                    3.30%

(+)      Since January 26, 1978 for Class A Shares.
(++)     Since May 31, 1994 for Class B and Class C Shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, January 26, 1978 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER INCOME AND CAPITAL PRESERVATION FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to October 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period April 15, 1974 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER  INCOME  AND  CAPITAL   PRESERVATION  FUND  --  AS  OF OCTOBER 31, 1999*

AVERAGE ANNUAL                           Class A                 Class B                  Class C
TOTAL RETURNS                            Shares                  Shares                   Shares
-------------                            ------                  ------                   ------

Life of Fund(+)                           8.77%                    --                       --
Life of Fund(++)                           --                     5.53%                    5.78%
Ten Years                                 7.12%                   6.64%                    6.69%
Five Years                                6.32%                   6.11%                    6.38%
One Year                                 -5.90%                  -5.16%                   -2.19%

 (+)     Since April 15, 1974 for Class A Shares.
 (++)    Since May 31, 1994 for Class B and Class C Shares.

* Because Class B and C shares were not introduced until May 31, 1994, respectively, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, April 15, 1974 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER SHORT-TERM U.S. GOVERNMENT FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to August 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period September 1, 1987 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 3.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER  SHORT-TERM  U.S.  GOVERNMENT FUND -- AS OF AUGUST 31, 1999*

AVERAGE ANNUAL                           Class A                  Class B                 Class C
TOTAL RETURNS                             Shares                  Shares                   Shares
-------------                             ------                  ------                   ------

Life of Fund(+)                           5.74%                     --                       --
Life of Fund(++)                            --                     3.51%                   3.75%
Ten Years                                 5.59%                    5.13%                   5.20%
Five Years                                3.84%                    3.51%                   3.70%
One Year                                  2.22%                    1.57%                   4.43%

(+)   Since  September  1, 1987 for Class A Shares.
(++)  Since May 31,  1994 for Class B and Class C Shares.

* Because Class B and C shares were not introduced until May 31, 1994, respectively, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, September 1, 1987 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER STRATEGIC INCOME FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to October 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period June 23, 1977 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER STRATEGIC INCOME FUND -- AS OF OCTOBER 31, 1999*

AVERAGE ANNUAL                           Class A                  Class B                 Class C
TOTAL RETURNS                             Shares                  Shares                   Shares
-------------                             ------                  ------                   ------

Life of Fund(+)                           9.60%                     --                       --
Life of Fund(++)                            --                     5.36%                   5.68%
Ten Years                                 9.49%                    8.90%                   9.12%
Five Years                                5.94%                    5.75%                   6.05%
One Year                                  -2.12%                  -1.75%                   1.78%

(+)      Since June 23, 1977 for Class A Shares.
(++)     Since May 31, 1994 for Class B and Class C Shares.

* Because Class B and C shares were not introduced until May 31, 1994, respectively, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, June 23, 1977 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER U.S. GOVERNMENT SECURITIES FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to October 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period October 1, 1979 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER U.S.  GOVERNMENT  SECURITIES FUND -- AS OF OCTOBER 31, 1999*

AVERAGE ANNUAL                           Class A                 Class B                  Class C
TOTAL RETURNS                             Shares                  Shares                  Shares
-------------                             ------                  ------                  ------

Life of Fund(+)                           8.53%                     --                      --
Life of Fund(++)                            --                    5.65%                    5.89%
Ten Years                                 6.73%                   6.20%                    6.32%
Five Years                                6.55%                   6.38%                    6.62%
One Year                                  -3.15%                  2.29%                    0.72%

(+) Since October 1, 1979 for Class A Shares (when ZKI assumed investment advisory responsibilities for the Fund; prior to that date, the Fund was managed by another investment adviser that was not affiliated with ZKI)
(++) Since May 31, 1994 for Class B and Class C Shares.

* Because Class B and C shares were not introduced until May 31, 1994, respectively, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, October 1, 1979 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER U.S. MORTGAGE FUND

Performance figures for Class A and C shares of the Fund for the period January 10, 1992 and May 31, 1994, respectively, to September 30, 1999 reflect the actual performance of these classes of shares. Returns for Class A and C shares for the period October 26, 1984 to January 10, 1992 and May 31, 1994, respectively, are derived from the historical performance of Class B shares, adjusted to reflect the operating expenses applicable to Class A and C shares, which may be higher or lower than those of Class B shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and performance figures of the Class B shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER U.S. MORTGAGE FUND -- AS OF SEPTEMBER 30, 1999*

AVERAGE ANNUAL                           Class A                 Class B                  Class C
TOTAL RETURNS                            Shares                  Shares                   Shares
-------------                            ------                  ------                   ------

Life of Fund(+)                           5.00%                    --                       --
Life of Fund(++)                           --                     6.64%                     --
Life of Fund(+++)                          --                      --                      5.81%
Ten Years                                 6.79%                   6.34%                    6.54%
Five Years                                6.18%                   6.05%                    6.40%
One Year                                 -3.98%                  -3.30%                   -0.22%

 (+)     Since January 10, 1992 for Class A Shares.
(++)     Since October 26, 1984 for Class B Shares.
(+++)    Since May 31, 1994 for Class C Shares.

* Because Class A and C shares were not introduced until October 26, 1984 and May 31, 1994, respectively, the total return for Class A and C shares for the period prior to their introduction is based upon the performance of Class B shares from the commencement of investment operations, October 26, 1984 through May 31, 1994. Actual performance of Class A and C shares is shown beginning January 10, 1992 and May 31, 1994, respectively.









September 29, 2000